Invesco PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 2500 Houston, TX 77046

713 626 1919 www.invesco.com
February 27, 2012
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	AIM International Mutual Funds (Invesco International Mutual Funds) CIK No. 0000880859
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (“1933 Act”), the undersigned certifies on behalf of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Fund”) that the Prospectuses and Statement of Additional Information relating to the Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares, as applicable, of Invesco Asia Pacific Growth Fund, Invesco European Growth Fund, Invesco Global Growth Fund, Invesco Global Small & Mid Cap Growth Fund, Invesco International Core Equity Fund and Invesco International Growth Fund that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 49 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 49 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on February 24, 2012.
Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-4713.
Sincerely,
/s/ Seba Kurian
Seba Kurian
Counsel